Borrowings	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Borrowings	Borrowings:
Borrowings include securities sold under agreements to repurchase, lines of credit, Federal Home Loan Bank advances, and subordinated debt.

	Outstanding Balance		Weighted Average Interest Rate
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Securities sold under agreements to repurchase	$32,199	$23,745	0.47%	0.89%
FHLB advances	—	250,000	—%	1.60%
Subordinated debt	189,527	30,930	5.10%	5.13%
Other borrowings	16,598	—	1.88%	—%
	$238,324	$304,675
Securities sold under agreements to repurchase and federal funds purchased
Securities sold under agreements to repurchase are financing arrangements that mature daily. The Company enters into agreements with certain customers to sell certain securities under agreements to repurchase the securities the following day. These agreements are made to provide customers with comprehensive treasury management programs and a short-term return for their excess funds.
Information concerning securities sold under agreement to repurchase is summarized as follows:

	December 31, 2020	December 31, 2019
Balance at year end	$32,199	$23,745
Average daily balance during the year	32,912	22,798
Average interest rate during the year	0.61%	0.84%
Maximum month-end balance during the year	$40,282	$30,273
Weighted average interest rate at year-end	0.47%	0.89%
The fair value of securities pledged to secure repurchase agreements may decline. The Company manages this risk by having a policy to pledge securities valued at 100% of the outstanding balance of repurchase agreements.
The Bank maintains lines with certain correspondent banks that provide borrowing capacity in the form of federal funds purchased in the aggregate amount of $335,000 and $305,000 as of December 31, 2020 and 2019, respectively. There were no borrowings against these available lines at December 31, 2020 or 2019.
Federal Home Loan Bank Advances
As a member of the FHLB Cincinnati, the Bank receives advances from the FHLB pursuant to the terms of various agreements that assist in funding its mortgage and loan portfolio production. Under these agreements, the Company pledged qualifying loans of $2,781,606 as collateral securing a line of credit with a total borrowing capacity of $1,276,095 as of December 31, 2020. As of December 31, 2019, the Company pledged qualifying loans of $958,506 as collateral securing a line of credit with a total borrowing capacity of $760,607. As of December 31, 2020 and 2019, letters of credit in the amount of $100,000 and $75,000, respectively, were pledged to secure public funds that require collateralization. Additionally, there was an additional line of $800,000 available with the FHLB for overnight borrowings as of both December 31, 2020 and 2019; however additional collateral may be needed to draw on the line.
Borrowings against the Company's line totaled $0 and $250,000 as of December 31, 2020 and 2019, respectively. Total borrowings as of December 31, 2019 comprised $150,000 in long-term advances and $100,000 in 90 day fixed rate advances. The long-term advances as of December 31, 2019 contain putable features and are composed of $100,000 and $50,000 with initial contractual maturities of 10 and 7 years, respectively. The weighted average interest rate on outstanding advances at December 31, 2019 was 1.60%. During the year ended December 31, 2020, the Company repaid all the advances and incurred $6,838 in early termination costs.
The Company maintained a line with the Federal Reserve Bank through the Borrower-in-Custody program in 2020 and 2019. As of December 31, 2020 and 2019, $2,463,281 and $1,407,662 of qualifying loans and $0 and $4,963 of investment securities were pledged to the Federal Reserve Bank through the Borrower-in-Custody program securing a line of credit of $1,695,639 and $1,013,239, respectively.
Subordinated Debt
In 2003, two separate trusts formed by the Company issued $9,000 of floating rate trust preferred securities (“Trust I”) and $21,000 of floating rate trust preferred securities (“Trust II”), respectively, as part of a pooled offering of such securities. The Company issued junior subordinated debentures of $9,280, which included proceeds of common securities purchased by the Company of $280, and junior subordinated debentures of $21,650, which included proceeds of common securities of $650. Both issuances were to the trusts in exchange for the proceeds of the securities offerings, which represent the sole asset of the trusts. Trust I pays interest quarterly based upon the 3-month LIBOR plus 3.25%. Trust II pays interest quarterly based upon the 3-month LIBOR plus 3.15%. Rates for the two issues at December 31, 2020, were 3.50% and 3.40%, respectively. Rates for the two issues at December 31, 2019, were 5.19% and 5.10%, respectively. The Company may redeem the first junior subordinated debenture listed, in whole or in part, on any distribution payment date within 120 days of the occurrence of a special event, at the redemption price. The Company may redeem the second junior subordinated debentures listed, in whole or in part, any time after June 26, 2008, on any distribution payment date, at the redemption price. The junior subordinated debentures must be redeemed no later than 2033. The Company has classified $30,000 of subordinated debt as Tier 1 capital at both December 31, 2020 and 2019.
Additionally, during the year ended December 31, 2020, the Company placed $100,000 of ten year fixed-to-floating rate subordinated notes, maturing September 1, 2030. This subordinated note instrument pays interest semi-annually in arrears based on a 4.5% fixed annual interest rate for the first five years of the notes. For years six through ten, the interest rate resets on a quarterly basis, and will be based on the 3-month Secured Overnight Financing Rate plus a spread of 439 basis points. The Company is entitled to redeem the notes in whole or in part on any interest payment date on or after September 1, 2025. The Company has classified the issuance, net of unamortized issuance costs of $1,772, as Tier 2 capital as of December 31, 2020. Under current regulatory guidelines, the instrument loses 20% of its Tier 2 capital treatment on a graded basis in the final five years prior to maturity.
The Company also assumed two issues of subordinated debt, totaling $60,000, as part of the Franklin merger. The notes, issued in 2016, feature $40,000 of 6.875% fixed-to-floating rate subordinated notes due March 30, 2026 ("March 2026 Subordinated Notes"), and $20,000 of 7% fixed-to-floating rate subordinated notes due July 1, 2026 ("July 2026 Subordinated Notes"). Both note issuances currently pay interest semi-annually, and will begin resetting interest rates on a quarterly basis after March 30, 2021 and July 1, 2021. For years six through ten, interest for the March 2026 Subordinated Notes will based on the 3-month LIBOR plus 5.636%, and interest for the July 2026 Subordinated Notes will be based on the 3-month LIBOR plus 6.04%. The Company is entitled to redeem in whole or in part after the respective fifth anniversary of each note issuance. The Company classified the balance of $60,369, which includes an interest rate premium of $369, as Tier 2 capital as of December 31, 2020. Subsequent to December 31, 2020, the Company issued an irrevocable notice to the holders of the issuance declaring intention to redeem the $40.0 million note in full during the first quarter of 2021.
Other borrowings
During the year ended December 31, 2020, the Company initiated a credit line in the amount of $20.0 million (1.75% + 1 month LIBOR in effect 2 business days prior to reprice date) and borrowed $15.0 million against the line to fund the cash consideration paid in connection with the Farmers National transaction. As of December 31, 2020, an additional $5.0 million was available for the Company to draw. This line of credit had a term of one year and matured on February 21, 2021.